Particulars of Employees (including Directors)	6 Months Ended
Dec. 31, 2021
Disclosure of additional information [Abstract]
Particulars of Employees (including Directors)	Particulars of Employees (including Directors)

	Six Months Ended December 31
	2021	2020
The average number of staff employed by the group during the period (including directors):
Number of operational staff	8,825	6,417
Number of administrative staff	879	714
Number of management staff	8	8
Total	9,712	7,139